Cover Page - shares	12 Months Ended
	Mar. 31, 2026	May 31, 2026
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	Wise Group plc
Entity Central Index Key	0002099039
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Title of 12(b) Security	Class A ordinary shares, nominal value $0.01 per share
Trading Symbol	WSE
Security Exchange Name	NASDAQ
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Registration Statement	false
Entity File Number	001-43229
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	1st Floor, Worship Square
Entity Address, Address Line Two	65 Clifton Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2A 4JE
Entity Address, Country	GB
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	London, United Kingdom
Auditor Firm ID	876
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Information [Line Items]
Contact Personnel Name	Kristo Käärmann
Entity Address, Address Line One	1st Floor Worship Square
Entity Address, Address Line Two	65 Clifton Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2A 4JE
Entity Address, Country	GB
City Area Code	888
Local Phone Number	501 4041
Contact Personnel Email Address	Owners@wise.com
Country Region	+1
Common Class A [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding		1,025,164,562
Common Class B [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding		204,338,749